Related Parties - Summary of Equity in PasajeBus Spa by Exercising its Right (Details) - PasajeBus SpA [Member] $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Ancillary revenue	$ 110
Balance Outstanding
Trade and other receivables	$ 32